Trade and Other Receivables (Details) - Schedule of trade and other receivables - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of trade and other receivables [Abstract]
Accrued interest income	$ 269	$ 12,584
R&D tax incentive receivable	4,126,364
Goods and services tax receivable	47,706	48,737
Payroll tax receivable	103,338
Total Trade and Other Receivables	$ 4,277,677	$ 61,321